UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21987

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

Alex J. Marks Financial Investors Variable Insurance Trust 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(303) 623-2577

Date of fiscal year end:	December 31

Date of reporting period:	July 1, 2009 - September 30, 2009

Item 1 — Schedule of Investments.

statement of investments

Conservative ETF Asset Allocation Portfolio

September 30, 2009 (Unaudited)

	Shares	Value
Exchange Traded Funds - 92.15%
iShares - 39.18%
Barclays TIPS Bond Fund	24,234	$2,493,194
MSCI EAFE Index Fund	12,718	695,675
S&P 500 Index Fund	18,400	1,949,296
S&P GSCI Commodity Indexed Trust(1)	9,552	283,503

Total iShares		5,421,668

Other - 52.97%
Vanguard Short-Term Bond ETF	39,729	3,180,306
Vanguard Total Bond Market ETF	52,186	4,148,787

Total Other		7,329,093

Total Exchange Traded Funds
(Cost $11,886,354)		12,750,761

	7 Day Yield	Shares	Value
Short-Term Investments - 8.97%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.177%	1,241,641	1,241,641

Total Short-Term Investments
(Cost $1,241,641)			1,241,641

Total Investments - 101.12%
(Total cost $13,127,995)			13,992,402

Liabilities in Excess of Other Assets - (1.12)%			(154,680)

Net Assets - 100.00%			$13,837,722

(1)  Non-income producing security.

See Notes to Quarterly Statement of Investments.

statement of investments

Income and Growth ETF Asset Allocation Portfolio

September 30, 2009 (Unaudited)

	Shares	Value
Exchange Traded Funds - 94.98%
iShares - 48.95%
Barclays TIPS Bond Fund	25,097	$2,581,979
MSCI EAFE Index Fund	36,136	1,976,639
S&P 500 Index Fund	42,849	4,539,424
S&P GSCI Commodity Indexed Trust(1)	20,690	614,079

Total iShares		9,712,121

Other - 46.03%
Vanguard REIT ETF	9,801	406,938
Vanguard Short-Term Bond ETF	37,157	2,974,418
Vanguard Small-Cap ETF	10,670	592,718
Vanguard Total Bond Market ETF	64,886	5,158,437

Total Other		9,132,511

Total Exchange Traded Funds
(Cost $17,256,591)		18,844,632

	7 Day Yield	Shares	Value
Short-Term Investments - 5.78%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.177%	1,146,718	1,146,718

Total Short-Term Investments
(Cost $1,146,718)			1,146,718

Total Investments - 100.76%
(Total cost $18,403,309)			19,991,350

Liabilities in Excess of Other Assets - (0.76)%			(149,862)

Net Assets - 100.00%			$19,841,488

(1)  Non-income producing security.

See Notes to Quarterly Statement of Investments.

statement of investments

Balanced ETF Asset Allocation Portfolio

September 30, 2009 (Unaudited)

	Shares	Value
Exchange Traded Funds - 97.91%
iShares - 54.99%
Barclays TIPS Bond Fund	38,157	$3,925,592
MSCI EAFE Index Fund	115,589	6,322,718
S&P 500 Index Fund	142,634	15,110,646
S&P GSCI Commodity Indexed Trust(1)	49,360	1,465,005

Total iShares		26,823,961

Other - 42.92%
Vanguard Emerging Markets ETF	37,955	1,463,545
Vanguard REIT ETF	46,705	1,939,192
Vanguard Short-Term Bond ETF	54,895	4,394,345
Vanguard Small-Cap ETF	61,151	3,396,937
Vanguard Total Bond Market ETF	122,544	9,742,248

Total Other		20,936,267

Total Exchange Traded Funds
(Cost $43,044,233)		47,760,228

	7 Day Yield	Shares	Value
Short-Term Investments - 2.24%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.177%	1,093,241	1,093,241

Total Short-Term Investments
(Cost $1,093,241)			1,093,241

Total Investments - 100.15%
(Total cost $44,137,474)			48,853,469

Liabilities in Excess of Other Assets - (0.15)%			(71,555)

Net Assets - 100.00%			$48,781,914

(1)  Non-income producing security.

See Notes to Quarterly Statement of Investments.

statement of investments

Growth ETF Asset Allocation Portfolio

September 30, 2009 (Unaudited)

	Shares	Value
Exchange Traded Funds - 99.72%
iShares - 61.79%
Barclays TIPS Bond Fund	14,680	$1,510,278
MSCI EAFE Index Fund	167,491	9,161,758
S&P 500 Index Fund	177,936	18,850,539
S&P GSCI Commodity Indexed Trust(1)	70,528	2,093,271

Total iShares		31,615,846

Other - 37.93%
Vanguard Emerging Markets ETF	52,455	2,022,665
Vanguard REIT ETF	76,266	3,166,564
Vanguard Short-Term Bond ETF	31,604	2,529,900
Vanguard Small-Cap ETF	100,535	5,584,720
Vanguard Total Bond Market ETF	76,806	6,106,077

Total Other		19,409,926

Total Exchange Traded Funds
(Cost $46,896,710)		51,025,772

	7 Day Yield	Shares	Value
Short-Term Investments - 1.60%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.177%	820,088	820,088

Total Short-Term Investments
(Cost $820,088)			820,088

Total Investments - 101.32%
(Total cost $47,716,798)			51,845,860

Liabilities in Excess of Other Assets - (1.32)%			(676,881)

Net Assets - 100.00%			$51,168,979

(1)  Non-income producing security.

See Notes to Quarterly Statement of Investments.

statement of investments

Aggressive Growth ETF Asset Allocation Portfolio

September 30, 2009 (Unaudited)

	Shares	Value
Exchange Traded Funds - 99.86%
iShares - 63.96%
MSCI EAFE Index Fund	28,577	$1,563,162
S&P 500 Index Fund	26,570	2,814,825
S&P GSCI Commodity Indexed Trust(1)	12,976	385,128

Total iShares		4,763,115

Other - 35.90%
Vanguard Emerging Markets ETF	9,695	373,839
Vanguard REIT ETF	12,592	522,820
Vanguard Small-Cap ETF	18,571	1,031,619
Vanguard Total Bond Market ETF	9,365	744,518

Total Other		2,672,796

Total Exchange Traded Funds
(Cost $6,340,475)		7,435,911

	7 Day Yield	Shares	Value
Short-Term Investments - 1.02%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.177%	75,608	75,608

Total Short-Term Investments
(Cost $75,608)			75,608

Total Investments - 100.88%
(Total cost $6,416,083)			7,511,519

Liabilities in Excess of Other Assets - (0.88)%			(65,624)

Net Assets - 100.00%			$7,445,895

(1)  Non-income producing security.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statements of Investments

September 30, 2009 (Unaudited)

1. Significant Accounting and Operating Policies

Financial Investors Variable Insurance Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The financial statements herein relate to the Trust’s five ETF asset allocation portfolios which include the following: Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income & Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (the “Portfolios”). Each Portfolio offers Class I and Class II shares.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, and to qualified pension and retirement plans and registered and unregistered separate accounts. Shares are not offered to the general public.

The Trust’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

The following summarizes the significant accounting policies for the Trust.

Security Valuation:  The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and asked price. Securities for which quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.

Fair Valuation: If the price of a security is unavailable in accordance with the Portfolios’ pricing procedures, or the price of a security is suspect, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined pursuant to procedures adopted by the Board of Trustees. For this purpose, fair value is the price that the Portfolio reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that the Portfolio could actually receive on a sale of the security. As of September 30, 2009, no securities were fair valued for any of the Portfolios.

The Portfolios follow the provisions of Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements,” as well as FASB Standard 159 (“FAS 159”), “Fair Value Options for Financial Assets and Financial Liabilities — including an amendment of FASB Statement No. 115”. FAS 157 established a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.  These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 — Quoted prices in active markets for identical investments

Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Portfolios’ investments as of September 30, 2009.

	Conservative ETF Asset Allocation Portfolio	Income & Growth ETF Asset Allocation Portfolio
Valuation Inputs	Investments in Securities at Value	Investments in Securities at Value

Level 1 - Quoted Prices

Exchange Traded Funds	$12,750,761	$18,844,632

Short-Term Investments	1,241,641	1,146,718

Level 2 - Other Significant Observable Inputs	—	—

	Conservative ETF Asset Allocation Portfolio	Income & Growth ETF Asset Allocation Portfolio
Valuation Inputs	Investments in Securities at Value	Investments in Securities at Value

Level 3 - Significant Unobservable Inputs	—	—

Total	$13,992,402	$19,991,350

	Balanced ETF Asset Allocation Portfolio	Growth ETF Asset Allocation Portfolio
Valuation Inputs	Investments in Securities at Value	Investments in Securities at Value

Level 1 - Quoted Prices

Exchange Traded Funds	$47,760,228	$51,025,772

Short-Term Investments	1,093,241	820,088

Level 2 - Other Significant Observable Inputs	—	—

Level 3 - Significant Unobservable Inputs	—	—

Total	$48,853,469	$51,845,860

Aggressive Growth ETF Asset Allocation Portfolio
Valuation Inputs	Investments in Securities at Value

Level 1 - Quoted Prices

Exchange Traded Funds	$7,435,911

Short-Term Investments	75,608

Level 2 - Other Significant Observable Inputs	—

Level 3 - Significant Unobservable Inputs	—

Total	$7,511,519

For the nine months ended September 30, 2009, the Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value. Thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

New Accounting Pronouncements: In June 2009, the Financial Accounting Standards Board (FASB) issued FASB ASC 105 (formerly FASB Statement 168), Generally Accepted Accounting Principles, establishing the FASB Accounting Standards CodificationTM (ASC) as the source of authoritative generally accepted accounting principles (GAAP) to be applied by nongovernmental entities. FASB ASC 105 is effective for annual and interim periods ending after September 15, 2009, and the Company has updated its references to GAAP in this report in accordance with the provisions of this pronouncement. The implementation of FASB ASC 105 did not have a material effect on its financial position or results of operation.

In April 2009, the FASB issued FASB ASC 820-10-65 (formerly FASB Staff Position No. FAS 157-4), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly. This standard applies to all assets and liabilities within the scope of accounting pronouncements that require or permit fair value measurements, with certain defined exceptions, and provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased. ASC 820-10-65 is effective for interim reporting periods ending after June 15, 2009. The implementation of ASC 820-10-65 did not have a material effect on the Company’s financial position or results of operation.

Income Taxes: For federal income tax purposes, the Portfolios currently qualify, and intend to remain qualified, as regulated investment companies under the provisions of the Internal Revenue Code by distributing substantially all of their investment company taxable net income  including realized gain, not offset by capital loss carryforwards, if any, to shareholders.  Accordingly, no provisions for federal income or excise taxes have been made.

In accordance with FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” the financial statement effects of a tax position taken or expected to be taken in a tax return are to be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Portfolios have taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Portfolios file income tax returns in the U.S. federal jurisdiction and Colorado. For the years ended December 31, 2007 and December 31, 2008, the Portfolios’ returns are still open to examination by the appropriate taxing authority.

The Treasury Department has issued Regulations under Internal Revenue Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with the diversification requirements. These requirements are in addition to the diversification requirements imposed on the Portfolios by Subchapter M and the 1940 Act.

Expenses:  Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets. Expenses are allocated among classes within a Portfolio based on daily class level net assets, except for distribution fees associated with each Portfolio’s Distribution Plan under rule 12b-1 of the 1940 Act (“12b-1 fees”) which are only allocated to the Class II shares.

Distributions to Shareholders:  Each Portfolio currently intends to declare and pay capital gains and income dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated. There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains.

Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex-dividend date.

Other:  Investment security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis for both financial reporting and income tax purposes.

2. Unrealized Appreciation and Depreciation on Investments (Tax Basis)

As of September 30, 2009, net unrealized appreciation/(depreciation) of investments based on the federal tax cost were as follows:

Conservative ETF Asset Allocation Portfolio:

Gross appreciation (excess of value over tax cost)	$496,824
Gross depreciation (excess of tax cost over value)	(684)
Net unrealized appreciation	496,140
Cost of investments for income tax purposes	$13,496,262

Income & Growth ETF Asset Allocation Portfolio:

Gross appreciation (excess of value over tax cost)	$1,068,440
Gross depreciation (excess of tax cost over value)	(177,165)
Net unrealized appreciation	891,275
Cost of investments for income tax purposes	$19,100,075

Balanced ETF Asset Allocation Portfolio:

Gross appreciation (excess of value over tax cost)	$2,866,561
Gross depreciation (excess of tax cost over value)	(781,220)
Net unrealized appreciation	2,085,341
Cost of investments for income tax purposes	$46,768,128

Growth ETF Asset Allocation Portfolio:

Gross appreciation (excess of value over tax cost)	$5,317,999
Gross depreciation (excess of tax cost over value)	(2,344,405)
Net unrealized appreciation	2,973,594
Cost of investments for income tax purposes	$48,872,266

Aggressive Growth ETF Asset Allocation Portfolio:

Gross appreciation (excess of value over tax cost)	$685,381
Gross depreciation (excess of tax cost over value)	(141,731)
Net unrealized appreciation	543,650
Cost of investments for income tax purposes	$6,967,869

Item 2 - Controls and Procedures.

(a)                                 The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit99.Cert.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (principal executive officer)

Date: November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (principal executive officer)

Date: November 19, 2009

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date: November 19, 2009

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